Xtrackers US 0-1 Year Treasury ETF Expense Example - Xtrackers US 0-1 Year Treasury ETF - Xtrackers US 0-1 Year Treasury ETF	Sep. 25, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77